Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 753,611	$ 765,037
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	146,016	168,522
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	143,894	164,865
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,122	3,657
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	590,965	572,692
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	526,251	496,386
Other Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	64,714	76,306
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 16,630	$ 23,823